UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cyrus Capital Partners, L.P.
Address: 399 Park Avenue, 39th Floor
         New York, NY  10022

13F File Number:  028-10102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer M. Pulick
Title:     Chief Compliance Officer
Phone:     212-380-5821

Signature, Place, and Date of Signing:

 /s/ Jennifer M. Pulick     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $411,718 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARMSTRONG WORLD INDS INC NEW   COM              04247X102     2050    44200 SH       SOLE                    44200        0        0
ASSURED GUARANTY LTD           CALL             G0585R906      137    10000 SH       SOLE                    10000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     1740    23180 SH       SOLE                    23180        0        0
CHEMTURA CORP                  COM NEW          163893209    74493  4325954 SH       SOLE                  4325954        0        0
CIT GROUP INC                  COM NEW          125581801    70274  1784088 SH       SOLE                  1784088        0        0
ENDEAVOUR INTL CORP            COM NEW          29259G200    20072  2075614 SH       SOLE                  2075614        0        0
EXCO RESOURCES INC             COM              269279402    55440  6921223 SH       SOLE                  6921223        0        0
FIRST BANCORP P R              COM NEW          318672706    14273  3229324 SH       SOLE                  3229324        0        0
FORESTAR GROUP INC             COM              346233109     5777   346729 SH       SOLE                   346729        0        0
GRAPHIC PACKAGING HLDG CO      COM              388689101     2559   440476 SH       SOLE                   440476        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     5517   144872 SH       SOLE                   144872        0        0
MEADWESTVACO CORP              COM              583334107     4131   135000 SH       SOLE                   135000        0        0
OFFICIAL PMTS HLDGS INC        COM              67623R106     1972   400000 SH       SOLE                   400000        0        0
REALD INC                      COM              75604L105     2764   309184 SH       SOLE                   309184        0        0
ROCK-TENN CO                   CL A             772739207      498     6900 SH       SOLE                     6900        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107      258     1500 SH       SOLE                     1500        0        0
SPECTRUM BRANDS HLDGS INC      COM              84763R101    41458  1036223 SH       SOLE                  1036223        0        0
SUFFOLK BANCORP                COM              864739107     1429    97458 SH       SOLE                    97458        0        0
TARO PHARMACEUTICAL INDS LTD   SHS              M8737E108     3026    66220 SH       SOLE                    66220        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     3537    64000 SH       SOLE                    64000        0        0
VISTEON CORP                   COM NEW          92839U206    89333  2009311 SH       SOLE                  2009311        0        0
WABASH NATL CORP               COM              929566107     4425   620641 SH       SOLE                   620641        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100     -118   200000 SH       SOLE                   200000        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607     3569   527068 SH       SOLE                   527068        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8     3104 10701705 PRN      SOLE                     3104        0        0